This is filed pursuant to Rule 497(e).
File Nos. 2-79807 and 811-03586.
          -------     ---------

                                    Yields

  For current recorded yield information on the Funds, call toll free:
(800) 221-9513

   The Funds are open-end management investment companies with investment objectives of safety, liquidity and maximum current income (in the case of Alliance Municipal Trust-General, exempt from Federal income taxes and, in the case of the New York, California, Connecticut, New Jersey, Virginia, Florida and Massachusetts Portfolios, exempt from Federal and state income taxes of the respective states) to the extent consistent with the first two objectives. Alliance Capital Reserves, Alliance Government Reserves, Alliance Treasury Reserves and the General Portfolio of Alliance Municipal Trust are diversified. The New York, California, Connecticut, New Jersey, Virginia, Florida and Massachusetts Portfolios of Alliance Municipal Trust are non-diversified, and are offered only to residents of each such respective state. This prospectus sets forth the information about each Fund that a prospective investor should know before investing. Please retain it for future reference.

   An investment in the Fund is (i) neither insured nor guaranteed by the U.S. Government; (ii) not a deposit or obligation of or guaranteed or endorsed by, any bank; and (iii) not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency. There can be no assurance that a Fund will be able to maintain a stable net asset value of $1.00 per share. The Portfolios of Alliance Municipal Trust, except for the General Portfolio, may invest a significant portion of their assets in the securities of a single issuer. Accordingly, an investment in such Portfolios may be riskier than an investment in other types of money market funds.

   A "Statement of Additional Information," for each Fund dated October 30, 1998, which provides a further discussion of certain areas in this prospectus and other matters which may be of interest to some investors, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. A free copy may be obtained by contacting your Account Executive.

   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

----------------------------------------------------------------
Contents
--------

Expense Information..........................................  2
Financial Highlights.........................................  3
Investment Objectives and Policies........................... 10
Purchase and Redemption of Shares............................ 16
Additional Information....................................... 16
----------------------------------------------------------------
OCT GRU 1998

                                       GRUNTAL & CO.
                        Investment Advice Since 1880
                    --------------------------------------

                       --------------------------------

                        Alliance Capital Reserves

                        Alliance Government Reserves

                        Alliance Treasury Reserves

                        Alliance Municipal Trust

                        - General Portfolio

                        - California Portfolio

                        - Florida Portfolio

                        - Massachusetts Portfolio

                        - New Jersey Portfolio

                        - New York Portfolio

                        - Virginia Portfolio


                        PROSPECTUS
                        OCTOBER 30, 1998

                       --------------------------------

                                      Gruntal & Co.,L.L.C.
                                         One Liberty Plaza
                                 New York, New York  10006
                                              212-820-8200
                            Member New York Stock Exchange

                              EXPENSE INFORMATION

SHAREHOLDER TRANSACTION EXPENSES

  The Funds have no sales load on purchases or reinvested dividends, deferred sales load, redemption fee or exchange fee.

ANNUAL FUND OPERATING
EXPENSES (as a percentage
of average net assets,
after expense              ACR   AGR   ATR   AMT-GEN AMT-NY AMT-CA AMT-CT AMT-NJ AMT-VA AMT-FL AMT-MA
reimbursement)             ----  ----  ----  ------- ------ ------ ------ ------ ------ ------ ------
 Management Fees.........   .46%  .46%  .49%   .50%    .50%   .50%   .50%   .50%   .50%   .50%   .50%
 12b-1 Fees..............   .25   .25   .25    .25     .25    .25    .25    .25    .25    .25    .25
 Other Expenses..........   .29   .29   .26    .25     .25    .25    .25    .25    .25    .25    .25
                           ----  ----  ----   ----    ----   ----   ----   ----   ----   ----   ----
 Total Fund Operating
  Expenses...............  1.00% 1.00% 1.00%  1.00%   1.00%  1.00%  1.00%  1.00%  1.00%  1.00%  1.00%

EXAMPLE

  You would pay the following expenses on a $1,000 investment, assuming a 5% annual return (cumulatively through the end of each time period):

                                                 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                 ------ ------- ------- --------
ACR.............................................  $10     $32     $55     $122
AGR.............................................  $10     $32     $55     $122
ATR.............................................  $10     $32     $55     $122
AMT-General.....................................  $10     $32     $55     $122
AMT-New York....................................  $10     $32     $55     $122
AMT-California..................................  $10     $32     $55     $122
AMT-Connecticut.................................  $10     $32     $55     $122
AMT-New Jersey..................................  $10     $32     $55     $122
AMT-Virginia....................................  $10     $32     $55     $122
AMT-Florida.....................................  $10     $32     $55     $122
AMT-Massachusetts...............................  $10     $32     $55     $122

  The purpose of the foregoing table is to assist the investor in understand-ing the various costs and expenses that an investor in the Fund will bear di-rectly and indirectly. The expenses listed in the table for AGR, ATR, AMT-NY, AMT-CT, AMT-NJ, AMT-VA, AMT-FL and AMT-MA are net of the contractual reim-bursement by the Adviser described in this prospectus. The expenses of such Portfolios, before expense reimbursements, would be: AGR: Management Fees--
 .47%, 12b-1 Fees--.25%, Other Expenses--.29% and Total Operating Expenses-- 1.01%; ATR: Management Fees--.50%, 12b-1 Fees--.25%, Other Expenses--.26% and Total Operating Expenses--1.01%; AMT-NY: Management Fees--.50%, 12b-1 Fees--
 .25%, Other Expenses--.26% and Total Operating Expenses--1.01%; AMT-CT: Man-agement Fee--.50%, 12b-1 Fees--.25%, Other Expenses--.31% and Total Operating Expenses--1.06%; AMT-NJ: Management Fee--.50%, 12b-1 Fees--.25%, Other Ex-penses--.32% and Total Operating Expenses--1.07%; AMT-VA: Management Fee--
 .50%, 12b-1 Fees--.25%, Other Expenses--.28% and Total Operating Expenses-- 1.03%; AMT-FL: Management Fee--.50%, 12b-1 Fees--.25%, Other Expenses--.31% and Total Operating Expenses--1.06%; and AMT-MA: Management Fees--.50%, 12b-1 Fees--.25%, Other Expenses--.62% and Total Operating Expenses--1.37%. The ex-ample should not be considered a representation of past or future expenses; actual expenses may be greater or less than those shown.

     FINANCIAL HIGHLIGHTS . FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
                                   (AUDITED)

  The following tables have been audited by McGladrey & Pullen LLP, each of the Fund's independent auditors, whose unqualified report thereon appears in each Statement of Additional Information. This information should be read in conjunction with the financial statements and notes thereto included in each Fund's Statement of Additional Information.

                                                          YEAR ENDED JUNE 30,
 ALLIANCE CAPITAL RESERVES  -----------------------------------------------------------------------------------------------
                             1998        1997     1996        1995        1994        1993        1992     1991     1990
                            -------     -------  -------     -------     -------     -------     -------  -------  -------
 Net asset value,
  beginning of year.......  $  1.00     $  1.00  $  1.00     $  1.00     $  1.00     $  1.00     $  1.00  $  1.00  $  1.00
                            -------     -------  -------     -------     -------     -------     -------  -------  -------
 INCOME FROM INVESTMENT
  OPERATIONS
 Net investment income....    .0471       .0452    .0471       .0447       .0255       .0266       .0438    .0662    .0782
 Net realized gain on
  investments.............      -0-         -0-      -0-         -0-         -0-       .0003       .0013      -0-      -0-
                            -------     -------  -------     -------     -------     -------     -------  -------  -------
 Net increase in net
  assets from operations..    .0471       .0452    .0471       .0447       .0255       .0269       .0451    .0662    .0782
                            -------     -------  -------     -------     -------     -------     -------  -------  -------
 LESS: DIVIDENDS AND
  DISTRIBUTIONS
 Dividends from net
  investment income.......   (.0471)     (.0452)  (.0471)     (.0447)     (.0255)     (.0266)     (.0438)  (.0662)  (.0782)
 Distributions from net
  realized gains..........      -0-         -0-      -0-         -0-         -0-      (.0003)     (.0013)     -0-      -0-
                            -------     -------  -------     -------     -------     -------     -------  -------  -------
 Total dividends and
  distributions...........   (.0471)     (.0452)  (.0471)     (.0447)     (.0255)     (.0269)     (.0451)  (.0662)  (.0782)
                            -------     -------  -------     -------     -------     -------     -------  -------  -------
 Net asset value, end of
  year....................  $  1.00     $  1.00  $  1.00     $  1.00     $  1.00     $  1.00     $  1.00  $  1.00  $  1.00
                            =======     =======  =======     =======     =======     =======     =======  =======  =======
 TOTAL RETURN
 Total investment return
  based on net asset
  value(a)................     4.83%       4.63%    4.82%       4.57%       2.58%       2.73%       4.61%    6.84%    8.14%
 RATIOS/SUPPLEMENTAL DATA
 Net assets, end of year
  (in millions)...........  $ 8,015     $ 5,733  $ 4,804     $ 3,024     $ 2,417     $ 2,112     $ 1,947  $ 1,937  $ 1,891
 Ratio to average net
  assets of:
  Expenses, net of waivers
   and reimbursements.....     1.00%       1.00%    1.00%       1.00%       1.00%       1.00%       1.00%     .97%     .88%
  Expenses, before waivers
   and reimbursements.....     1.00%       1.00%    1.00%       1.03%       1.03%       1.00%       1.00%     .97%     .98%
  Net investment
   income(b)..............     4.71%       4.53%    4.69%       4.51%       2.57%       2.65%       4.37%    6.62%    7.82%
 ALLIANCE CAPITAL RESERVES
                             1989
                            --------
 Net asset value,
  beginning of year.......  $  1.00
                            --------
 INCOME FROM INVESTMENT
  OPERATIONS
 Net investment income....    .0788
 Net realized gain on
  investments.............      -0-
                            --------
 Net increase in net
  assets from operations..    .0788
                            --------
 LESS: DIVIDENDS AND
  DISTRIBUTIONS
 Dividends from net
  investment income.......   (.0788)
 Distributions from net
  realized gains..........      -0-
                            --------
 Total dividends and
  distributions...........   (.0788)
                            --------
 Net asset value, end of
  year....................  $  1.00
                            ========
 TOTAL RETURN
 Total investment return
  based on net asset
  value(a)................     8.20%
 RATIOS/SUPPLEMENTAL DATA
 Net assets, end of year
  (in millions)...........  $ 1,536
 Ratio to average net
  assets of:
  Expenses, net of waivers
   and reimbursements.....      .95%
  Expenses, before waivers
   and reimbursements.....     1.05%
  Net investment
   income(b)..............     7.87%
-------
(a)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.
(b)  Net of expenses reimbursed or waived by the Adviser.

 ALLIANCE GOVERNMENT                                      YEAR ENDED JUNE 30,
 RESERVES                   -----------------------------------------------------------------------------------------------
                             1998        1997     1996        1995        1994        1993        1992     1991     1990
                            -------     -------  -------     -------     -------     -------     -------  -------  -------
 Net asset value, begin-
  ning of year............  $  1.00     $  1.00  $  1.00     $  1.00     $  1.00     $  1.00     $  1.00  $  1.00  $  1.00
                            -------     -------  -------     -------     -------     -------     -------  -------  -------
 INCOME FROM INVESTMENT
  OPERATIONS
 Net investment
  income(b)...............    .0463(b)    .0443    .0461(b)    .0439(b)    .0244(b)    .0256(b)    .0421    .0640    .0765
 Net realized gain on in-
  vestments...............      -0-         -0-      -0-         -0-         -0-       .0001         -0-      -0-    .0001
                            -------     -------  -------     -------     -------     -------     -------  -------  -------
 Net increase in net
  assets from operations..    .0463       .0443    .0461       .0439       .0244       .0257       .0421    .0640    .0766
                            -------     -------  -------     -------     -------     -------     -------  -------  -------
 LESS: DIVIDENDS AND DIS-
  TRIBUTIONS
 Dividends from net in-
  vestment income.........   (.0463)     (.0443)  (.0461)     (.0439)     (.0244)     (.0256)     (.0421)  (.0640)  (.0765)
 Distributions from net
  realized gains..........      -0-         -0-      -0-         -0-         -0-      (.0001)        -0-      -0-   (.0001)
                            -------     -------  -------     -------     -------     -------     -------  -------  -------
 Total dividends and dis-
  tributions..............   (.0463)     (.0443)  (.0461)     (.0439)     (.0244)     (.0257)     (.0421)  (.0640)  (.0766)
                            -------     -------  -------     -------     -------     -------     -------  -------  -------
 Net asset value, end of
  year....................  $  1.00     $  1.00  $  1.00     $  1.00     $  1.00     $  1.00     $  1.00  $  1.00  $  1.00
                            =======     =======  =======     =======     =======     =======     =======  =======  =======
 TOTAL RETURN
 Total investment return
  based on net asset
  value(a)................     4.74%       4.53%    4.72%       4.48%       2.48%       2.60%       4.30%    6.61%    7.96%
 RATIOS/SUPPLEMENTAL DATA
 Net assets, end of year
  (in millions)...........  $ 4,909     $ 3,762  $ 3,205     $ 2,514     $ 2,061     $ 1,783     $ 1,572  $ 1,070  $   584
 Ratio to average net as-
  sets of:
  Expenses, net of waivers
   and reimbursements.....     1.00%       1.00%    1.00%       1.00%       1.00%       1.00%        .95%     .89%     .88%
  Expenses, before waivers
   and reimbursements.....     1.01%       1.00%    1.01%       1.05%       1.04%       1.02%        .97%     .93%     .98%
  Net investment
   income(b)..............     4.63%(b)    4.44%    4.60%(b)    4.42%(b)    2.46%(b)    2.55%(b)    4.17%    6.28%    7.65%
 ALLIANCE GOVERNMENT
 RESERVES
                             1989
                            --------
 Net asset value, begin-
  ning of year............  $  1.00
                            --------
 INCOME FROM INVESTMENT
  OPERATIONS
 Net investment
  income(b)...............    .0774
 Net realized gain on in-
  vestments...............      -0-
                            --------
 Net increase in net
  assets from operations..    .0774
                            --------
 LESS: DIVIDENDS AND DIS-
  TRIBUTIONS
 Dividends from net in-
  vestment income.........   (.0774)
 Distributions from net
  realized gains..........      -0-
                            --------
 Total dividends and dis-
  tributions..............   (.0774)
                            --------
 Net asset value, end of
  year....................  $  1.00
                            ========
 TOTAL RETURN
 Total investment return
  based on net asset
  value(a)................     8.04%
 RATIOS/SUPPLEMENTAL DATA
 Net assets, end of year
  (in millions)...........  $   522
 Ratio to average net as-
  sets of:
  Expenses, net of waivers
   and reimbursements.....      .88%
  Expenses, before waivers
   and reimbursements.....      .98%
  Net investment
   income(b)..............     7.86%

-------
(a) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.
(b)  Net of expenses reimbursed or waived by the Adviser.

ALLIANCE TREASURY                 YEAR ENDED JUNE 30,             SEPTEMBER 1, 1993(A)
RESERVES                  --------------------------------------        THROUGH
                            1998      1997      1996      1995       JUNE 30, 1994
                          --------  --------  --------  --------  --------------------
Net asset value, begin-
 ning of period.........  $   1.00  $   1.00  $   1.00  $   1.00        $  1.00
                          --------  --------  --------  --------        -------
INCOME FROM INVESTMENT
 OPERATIONS
Net investment
 income(b)..............     .0453     .0443     .0466     .0460          .0260
                          --------  --------  --------  --------        -------
LESS: DIVIDENDS
Dividends from net in-
 vestment income........    (.0453)   (.0443)   (.0466)   (.0460)        (.0260)
                          --------  --------  --------  --------        -------
Net asset value, end of
 period.................  $   1.00  $   1.00  $   1.00  $   1.00        $  1.00
                          ========  ========  ========  ========        =======
TOTAL RETURN
Total investment return
 based on net asset
 value(c)...............      4.63%     4.53%     4.77%     4.71%          3.18%(d)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
 (in thousands).........  $740,056  $704,084  $700,558  $493,702        $80,720
Ratio to average net as-
 sets of:
 Expenses, net of waiv-
  ers and reimburse-
  ments.................       .95%      .85%      .81%      .69%           .28%(d)
 Expenses, before waiv-
  ers and reimburse-
  ments.................      1.01%     1.00%     1.05%     1.05%          1.28%(d)
 Net investment
  income(b).............      4.53%     4.43%     4.64%     4.86%          3.24%(d)

-------
(a) Commencement of operations.
(b) Net of expenses reimbursed or waived by the Adviser.
(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.
(d) Annualized.

                                                            GENERAL PORTFOLIO
                          --------------------------------------------------------------------------------------------
ALLIANCE MUNICIPAL                                                                                        SIX MONTHS
TRUST                                          YEAR ENDED JUNE 30,                                          ENDED
                          ------------------------------------------------------------------------------   JUNE 30,
                           1998   1997    1996    1995       1994       1993       1992    1991    1990      1989
                          ------  -----  ------  ------     ------     ------     ------  ------  ------  ----------
Net asset value,
 beginning of
 period..............     $ 1.00  $1.00  $ 1.00  $ 1.00     $ 1.00     $ 1.00     $ 1.00  $ 1.00  $ 1.00    $ 1.00
                          ------  -----  ------  ------     ------     ------     ------  ------  ------    ------
INCOME FROM
 INVESTMENT
 OPERATIONS
Net investment
 income..............       .028   .028    .029    .028(d)    .018(d)    .020(d)    .034    .046    .055      .030
Net realized and
 unrealized loss on
 investments.........        -0-    -0-     -0-   (.003)       -0-        -0-        -0-     -0-     -0-       -0-
                          ------  -----  ------  ------     ------     ------     ------  ------  ------    ------
Net increase in net
 asset value from
 operations..........       .028   .028    .029    .025       .018       .020       .034    .046    .055      .030
                          ------  -----  ------  ------     ------     ------     ------  ------  ------    ------
ADD: CAPITAL
 CONTRIBUTIONS
Capital Contributed
 by the Adviser......        -0-    -0-     -0-    .003        -0-        -0-        -0-     -0-     -0-       -0-
                          ------  -----  ------  ------     ------     ------     ------  ------  ------    ------
LESS: DIVIDENDS
Dividends from net
 investment income...      (.028) (.028)  (.029)  (.028)     (.018)     (.020)     (.034)  (.046)  (.055)    (.030)
                          ------  -----  ------  ------     ------     ------     ------  ------  ------    ------
Net asset value, end
 of period...........     $ 1.00  $1.00  $ 1.00  $ 1.00     $ 1.00     $ 1.00     $ 1.00  $ 1.00  $ 1.00    $ 1.00
                          ======  =====  ======  ======     ======     ======     ======  ======  ======    ======
TOTAL RETURN
Total investment
 return based on net
 asset value(a)......       2.85%  2.81%   2.93%   2.83%(c)   1.81%      2.05%      3.48%   4.71%   5.65%     6.13%(b)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of
 period (in
 millions)...........     $1,196  $ 980  $1,148  $1,189     $1,134     $1,016     $  914  $  883  $  798    $  695
Ratio to average net
 assets of:
 Expenses, net of
  waivers and
  reimbursements.....        .98%   .94%    .95%    .94%       .92%       .92%       .92%    .89%    .83%      .84%(b)
 Expenses, before
  waivers and
  reimbursements.....        .98%   .94%    .95%    .95%       .94%       .94%       .95%    .95%    .93%      .94%(b)
 Net investment
  income(d)..........       2.81%  2.76%   2.90%   2.78%(d)   1.80%(d)   2.02%(d)   3.40%   4.57%   5.50%     5.96%(b)
ALLIANCE MUNICIPAL
TRUST                      YEAR ENDED
                          DECEMBER 31,
                              1988
                          ------------
Net asset value,
 beginning of
 period..............        $ 1.00
                          ------------
INCOME FROM
 INVESTMENT
 OPERATIONS
Net investment
 income..............          .047
Net realized and
 unrealized loss on
 investments.........           -0-
                          ------------
Net increase in net
 asset value from
 operations..........          .047
                          ------------
ADD: CAPITAL
 CONTRIBUTIONS
Capital Contributed
 by the Adviser......           -0-
                          ------------
LESS: DIVIDENDS
Dividends from net
 investment income...         (.047)
                          ------------
Net asset value, end
 of period...........        $ 1.00
                          ============
TOTAL RETURN
Total investment
 return based on net
 asset value(a)......          4.81%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of
 period (in
 millions)...........        $  633
Ratio to average net
 assets of:
 Expenses, net of
  waivers and
  reimbursements.....           .83%
 Expenses, before
  waivers and
  reimbursements.....           .93%
 Net investment
  income(d)..........          4.69%

-------
(a) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.
(b) Annualized.
(c) The capital contribution by the Adviser had no effect on total return.
(d) Net of expenses reimbursed or waived by the Adviser.

                                                               NEW YORK PORTFOLIO
                     ----------------------------------------------------------------------------------------------------
                                                                                                             SIX MONTHS
                                                  YEAR ENDED JUNE 30,                                          ENDED
                     --------------------------------------------------------------------------------------   JUNE 30,
                       1998      1997      1996      1995      1994      1993      1992     1991     1990       1989
                     --------  --------  --------  --------  --------  --------  --------  -------  -------  ----------
Net asset value,
 beginning of
 period..........    $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $  1.00  $  1.00   $  1.00
                     --------  --------  --------  --------  --------  --------  --------  -------  -------   -------
INCOME FROM
 INVESTMENT
 OPERATIONS
Net investment
 income(a).......        .027      .027      .028      .028      .018      .019      .034     .042     .051      .027
                     --------  --------  --------  --------  --------  --------  --------  -------  -------   -------
LESS: DIVIDENDS
Dividends from
 net investment
 income..........       (.027)    (.027)    (.028)    (.028)    (.018)    (.019)    (.034)   (.042)   (.051)    (.027)
                     --------  --------  --------  --------  --------  --------  --------  -------  -------   -------
Net asset value,
 end of period...    $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $  1.00  $  1.00   $  1.00
                     ========  ========  ========  ========  ========  ========  ========  =======  =======   =======
TOTAL RETURN
Total investment
 return based on
 net asset
 value(b)........        2.74%     2.77%     2.87%     2.84%     1.77%     1.94%     3.47%    4.32%    5.26%     5.61%(c)
RATIOS/SUPPLEMENTAL
 DATA
Net assets, end
 of period (000's
 omitted)........    $520,562  $355,461  $330,984  $177,254  $162,839  $100,529  $100,476  $71,748  $62,536   $41,910
Ratio to average
 net assets of:
 Expenses, net of
  waivers and
  reimbursements..        .93%      .85%      .85%      .85%      .84%      .80%      .80%     .80%     .80%      .85%(c)
 Expenses, before
  waivers and
  reimbursements..       1.01%     1.04%     1.03%     1.03%     1.08%     1.06%     1.12%    1.15%    1.18%     1.35%(c)
 Net investment
  income(a)......        2.69%     2.73%     2.82%     2.81%     1.77%     1.91%     3.35%    4.20%    5.13%     5.45%(c)
                      YEAR ENDED
                     DECEMBER 31,
                         1988
                     ------------
Net asset value,
 beginning of
 period..........      $  1.00
                     ------------
INCOME FROM
 INVESTMENT
 OPERATIONS
Net investment
 income(a).......         .041
                     ------------
LESS: DIVIDENDS
Dividends from
 net investment
 income..........        (.041)
                     ------------
Net asset value,
 end of period...      $  1.00
                     ============
TOTAL RETURN
Total investment
 return based on
 net asset
 value(b)........         4.14%
RATIOS/SUPPLEMENTAL
 DATA
Net assets, end
 of period (000's
 omitted)........      $41,335
Ratio to average
 net assets of:
 Expenses, net of
  waivers and
  reimbursements..        1.00%
 Expenses, before
  waivers and
  reimbursements..        1.33%
 Net investment
  income(a)......         4.03%

-------
(a) Net of expenses reimbursed or waived by the Adviser.
(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and re-demption on the last day of the period.
(c) Annualized.

                                                               CALIFORNIA PORTFOLIO
                     -------------------------------------------------------------------------------------------------------
                                                                                                               SIX MONTHS
                                                   YEAR ENDED JUNE 30,                                           ENDED
                     ----------------------------------------------------------------------------------------   JUNE 30,
                       1998      1997      1996      1995      1994      1993      1992      1991      1990       1989
                     --------  --------  --------  --------  --------  --------  --------  --------  --------  ----------
Net asset value,
 beginning
 of period.......    $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00   $   1.00
                     --------  --------  --------  --------  --------  --------  --------  --------  --------   --------
INCOME FROM
 INVESTMENT
 OPERATIONS
Net investment
 income(b).......        .027      .027      .029      .027      .018      .020      .032      .043      .050       .029
                     --------  --------  --------  --------  --------  --------  --------  --------  --------   --------
LESS: DIVIDENDS
Dividends from
 net investment
 income..........       (.027)    (.027)    (.029)    (.027)    (.018)    (.020)    (.032)    (.043)    (.050)     (.029)
                     --------  --------  --------  --------  --------  --------  --------  --------  --------   --------
Net asset value,
 end of period...    $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00   $   1.00
                     ========  ========  ========  ========  ========  ========  ========  ========  ========   ========
TOTAL RETURN
Total investment
 return based on
 net asset
 value(c)........        2.74%     2.76%     2.91%     2.78%     1.83%     2.05%     3.26%     4.43%     5.17%      6.02%(d)
RATIOS/SUPPLEMENTAL
 DATA
Net assets, end
 of period (000's
 omitted)........    $422,464  $357,148  $297,862  $236,479  $219,673  $156,200  $121,317  $111,957  $104,097   $242,124
Ratio to average
 net assets of:
 Expenses, net of
  waivers and
  reimbursements..        .96%      .93%      .93%      .93%      .93%      .93%      .95%     1.00%      .99%       .92%(d)
 Expenses, before
  waivers and
  reimbursements..        .97%      .96%      .94%     1.01%     1.02%     1.02%     1.05%     1.10%     1.09%      1.02%(d)
 Net investment
  income(b)......        2.71%     2.73%     2.86%     2.75%     1.82%     2.01%     3.18%     4.32%     5.03%      5.90%(d)
                       JUNE 2,
                       1988(A)
                       THROUGH
                     DECEMBER 31,
                         1988
                     --------------
Net asset value,
 beginning
 of period.......      $   1.00
                     --------------
INCOME FROM
 INVESTMENT
 OPERATIONS
Net investment
 income(b).......          .030
                     --------------
LESS: DIVIDENDS
Dividends from
 net investment
 income..........         (.030)
                     --------------
Net asset value,
 end of period...      $   1.00
                     ==============
TOTAL RETURN
Total investment
 return based on
 net asset
 value(c)........          5.20%(d)
RATIOS/SUPPLEMENTAL
 DATA
Net assets, end
 of period (000's
 omitted)........      $103,390
Ratio to average
 net assets of:
 Expenses, net of
  waivers and
  reimbursements..          .89%(d)
 Expenses, before
  waivers and
  reimbursements..         1.10%(d)
 Net investment
  income(b)......          5.21%(d)

-------
(a) Commencement of operations.
(b) Net of expenses reimbursed or waived by the Adviser.
(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and re-demption on the last day of the period.
(d) Annualized.

                                                     CONNECTICUT PORTFOLIO
                          ------------------------------------------------------------------------------------
                                                                                                    JANUARY 5,
                                                                                                     1990(A)
                                                 YEAR ENDED JUNE 30,                                 THROUGH
                          ------------------------------------------------------------------------   JUNE 30,
                            1998      1997     1996     1995     1994     1993     1992     1991       1990
                          --------  --------  -------  -------  -------  -------  -------  -------  ----------
Net asset value,
 beginning of period ...  $   1.00  $   1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00   $  1.00
                          --------  --------  -------  -------  -------  -------  -------  -------   -------
INCOME FROM INVESTMENT
 OPERATIONS
Net investment
 income(b)..............      .027      .027     .028     .028     .017     .020     .033     .045      .026
                          --------  --------  -------  -------  -------  -------  -------  -------   -------
LESS: DIVIDENDS
Dividends from net
 investment income......     (.027)    (.027)   (.028)   (.028)   (.017)   (.020)   (.033)   (.045)    (.026)
                          --------  --------  -------  -------  -------  -------  -------  -------   -------
Net asset value, end of
 period.................  $   1.00  $   1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00   $  1.00
                          ========  ========  =======  =======  =======  =======  =======  =======   =======
TOTAL RETURN
Total investment return
 based on net asset
 value(c)...............      2.75%     2.76%    2.88%    2.78%    1.71%    2.00%    3.35%    4.57%     5.53%(d)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of
 period (000's
 omitted)...............  $124,107  $102,612  $95,812  $75,991  $57,314  $56,224  $54,751  $48,482   $27,945
Ratio to net assets of:
 Expenses, net of
  waivers and
  reimbursements........       .93%      .80%     .80%     .80%     .77%     .70%     .58%     .44%      .19%(d)
 Expenses, before
  waivers and
  reimbursements........      1.06%     1.10%    1.15%    1.21%    1.21%    1.16%    1.22%    1.16%     1.10%(d)
 Net investment
  income(b).............      2.69%     2.72%    2.84%    2.77%    1.69%    1.97%    3.28%    4.39%     5.39%(d)

-------
(a) Commencement of operations.
(b) Net of expenses reimbursed or waived by the Adviser.
(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and re-demption on the last day of the period.
(d) Annualized.

                                          NEW JERSEY PORTFOLIO
                          ---------------------------------------------------------
                                 YEAR ENDED JUNE 30,            FEBRUARY 7, 1994(A)
                          ------------------------------------        THROUGH
                            1998      1997     1996     1995       JUNE 30, 1994
                          --------  --------  -------  -------  -------------------
Net asset value, begin-
 ning of period.........  $   1.00  $   1.00  $  1.00  $  1.00        $  1.00
                          --------  --------  -------  -------        -------
INCOME FROM INVESTMENT
 OPERATIONS
Net investment
 income(b)..............      .026      .027     .028     .029           .008
                          --------  --------  -------  -------        -------
LESS: DIVIDENDS
Dividends from net in-
 vestment income........     (.026)    (.027)   (.028)   (.029)         (.008)
                          --------  --------  -------  -------        -------
Net asset value, end of
 period.................  $   1.00  $   1.00  $  1.00  $  1.00        $  1.00
                          ========  ========  =======  =======        =======
TOTAL RETURN
Total investment return
 based on net asset
 value(c)...............      2.67%     2.72%    2.89%    2.93%          2.08%(d)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of pe-
 riod (000's omitted)...  $151,617  $123,579  $98,098  $74,133        $36,909
Ratio to average net as-
 sets of:
 Expenses, net of waiv-
  ers and reimburse-
  ments.................       .94%      .85%     .82%     .74%           .70%(d)
 Expenses, before waiv-
  ers and reimburse-
  ments.................      1.07%     1.12%    1.19%    1.29%          1.93%(d)
 Net investment
  income(b).............      2.63%     2.68%    2.84%    2.98%          2.07%(d)

-------
(a) Commencement of operations.
(b) Net of expenses reimbursed or waived by the Adviser.
(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and re-demption on the last day of the period.
(d) Annualized.

                                             VIRGINIA PORTFOLIO
                                 ----------------------------------------------
                                   YEAR ENDED JUNE 30,       OCTOBER 25 1994(A)
                                 --------------------------       THROUGH
                                   1998     1997     1996      JUNE 30, 1995
                                 --------  -------  -------  ------------------
Net asset value, beginning of
 period........................  $   1.00  $  1.00  $  1.00       $  1.00
                                 --------  -------  -------       -------
INCOME FROM INVESTMENT OPERA-
 TIONS
Net investment income(b).......      .029     .028     .029          .023
                                 --------  -------  -------       -------
LESS: DIVIDENDS
Dividends from net investment
 income........................     (.029)   (.028)   (.029)        (.023)
                                 --------  -------  -------       -------
Net asset value, end of peri-
 od............................  $   1.00  $  1.00  $  1.00       $  1.00
                                 ========  =======  =======       =======
TOTAL RETURN
Total investment return based
 on net asset value(c).........      2.90%    2.83%    2.97%         3.48%(d)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
 (000's omitted)...............  $123,822  $78,775  $89,557       $66,921
Ratio to average net assets of:
 Expenses, net of waivers and
  reimbursements...............       .93%     .80%     .78%          .44%(d)
 Expenses, before waivers and
  reimbursements...............      1.03%    1.15%    1.15%         1.30%(d)
 Net investment income(b)......      2.86%    2.78%    2.91%         3.48%(d)

-------
(a) Commencement of operations.
(b) Net of expenses reimbursed or waived by the Adviser.
(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and re-demption on the last day of the period.
(d) Annualized.

                                                    FLORIDA PORTFOLIO
                                            -----------------------------------
                                               YEAR ENDED
                                                JUNE 30,       JULY 28, 1995(A)
                                            -----------------      THROUGH
                                              1998     1997     JUNE 30, 1996
                                            --------  -------  ----------------
Net asset value, beginning of period......  $   1.00  $  1.00      $  1.00
                                            --------  -------      -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income(b)..................      .028     .030         .030
                                            --------  -------      -------
LESS: DIVIDENDS
Dividends from net investment income......     (.028)   (.030)       (.030)
                                            --------  -------      -------
Net asset value, end of period............  $   1.00  $  1.00      $  1.00
                                            ========  =======      =======
TOTAL RETURN
Total investment return based on net asset
 value(c).................................      2.87%    3.03%        3.32%(d)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omit-
 ted).....................................  $113,095  $89,149      $91,179
Ratio to average net assets of:
 Expenses, net of waivers and reimburse-
  ments...................................       .93%     .65%         .58%(d)
 Expenses, before waivers and reimburse-
  ments...................................      1.06%    1.10%        1.24%(d)
 Net investment income(b).................      2.82%    2.97%        3.12%(d)

-------
(a) Commencement of operations.
(b) Net of expenses reimbursed or waived by the Adviser.
(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and re-demption on the last day of the period.
(d) Annualized.

                                                    MASSACHUSETTS PORTFOLIO
                                                  ----------------------------
                                                  YEAR ENDED APRIL 17, 1997(A)
                                                   JUNE 30,       THROUGH
                                                     1998      JUNE 30, 1997
                                                  ---------- -----------------
Net asset value, beginning of period.............  $  1.00        $  1.00
                                                   -------        -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income(b).........................     .028           .007
                                                   -------        -------
LESS: DIVIDENDS
Dividends from net investment income.............    (.028)         (.007)
                                                   -------        -------
Net asset value, end of period...................  $  1.00        $  1.00
                                                   =======        =======
TOTAL RETURN
Total investment return based on net asset
 value(c)(d).....................................     2.83%          3.53%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)........  $27,832        $15,046
Ratio to average net assets of:
 Expenses, net of waivers and reimbursements(d)..      .85%           .50%
 Expenses, before waivers and reimbursements(d)..     1.37%          2.99%
 Net investment income(b)(d).....................     2.80%          3.47%

-------
(a) Commencement of operations.
(b) Net of expenses reimbursed or waived by the Adviser.
(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and re-demption on the last day of the period.
(d) Annualized.

                                ---------------

  From time to time the Fund advertises its "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. To calculate the "yield," the amount of dividends paid on a share during a specified seven-day period is assumed to be paid each week over a 52-week period and is shown as a percentage of the investment. To calculate "effective yield," which will be higher than the "yield" because of compounding, the dividends paid are assumed to be reinvested. Further informa-tion about each Fund's performance is contained in the annual report to share-holders and Statement of Additional Information which may be obtained without charge by contacting Alliance Fund Services, Inc. at the address shown in this prospectus.

                      INVESTMENT OBJECTIVES AND POLICIES

 The investment objectives of each of the Funds are in the following order of priority--safety of principal, excellent liquidity and, to the extent consis-tent with the first two objectives, maximum current income that is, in the case of each Portfolio of Alliance Municipal Trust, exempt from income taxa-tion to the extent described below. As a matter of fundamental policy, each Fund, except for AMT-Florida and AMT-Massachusetts, pursues its objectives by maintaining a portfolio of high quality money market securities all of which at the time of investment have remaining maturities of one year (397 days with respect to ATR, AMT-New Jersey and AMT-Virginia) or less, which maturities may extend to 397 days. AMT-Florida and AMT-Massachusetts pursue their objectives by investing in high quality municipal securities having remaining maturities of 397 days or less (which maturities may extend to such greater length of time as may be permitted from time to time pursuant to Rule 2a-7 under the In-vestment Company Act of 1940 (the "1940 Act"), as amended). While the funda-mental policies described above and the other fundamental investment policies described below may not be changed without shareholder approval, each Fund may, upon notice to shareholders, but without such approval, change non-funda-mental investment policies or create additional classes of shares in order to establish portfolios which may have different investment objectives. There can be no assurance that any Fund's objectives will be achieved.

 The Funds will comply with Rule 2a-7 of the 1940 Act as amended from time to time, including the diversification, quality and maturity limitations imposed by the Rule. The average maturity of each Fund's portfolio cannot exceed 90 days. A more detailed description of Rule 2a-7 is set forth in each Fund's Statement of Additional Information. To the extent that each Fund's limita-tions are more permissive than Rule 2a-7, each Fund will comply with the more restrictive provisions of the Rule.

ALLIANCE CAPITAL RESERVES

 The money market securities in which the Fund invests include: (1) marketable obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities (collectively, the "U.S. Government"); (2) certificates of deposit, bankers' acceptances and interest-bearing savings deposits issued or guaranteed by banks or savings and loan associations having total assets of more than $1 billion and which are members of the Federal Deposit Insurance Corporation or denominated in U.S. dollars and issued by U.S. branches of for-eign banks having total assets of at least $1 billion that are believed by the Adviser to be of quality equivalent to that of other such instruments in which the Fund may invest; (3) commercial paper, including variable amount master demand notes, of prime quality [i.e., rated A-1+ or A-1 by Standard & Poor's Corporation ("Standard & Poor's") or Prime-1 by Moody's Investors Service, Inc. ("Moody's") or, if not rated, issued by companies having outstanding debt securities rated AAA or AA by Standard & Poor's, or Aaa or Aa by Moody's] and participation interests in loans extended by banks to such companies; and (4) repurchase agreements that are collateralized fully as that term is defined in Rule 2a-7 ("Rule 2a-7") under the 1940 Act. These agreements are entered into with "primary dealers" (as designated by the Federal Reserve Bank of New York) in U.S. Government securities or State Street Bank and Trust Company, the Fund's Custodian, and would create a loss to the Fund if, in the event of a dealer default, the proceeds from the sale of the collateral were less than the repurchase price. The Fund may also invest in the types of instruments de-scribed in (2) above issued or maintained at foreign branches of U.S. banks described in such clause and prime quality dollar-denominated commercial paper issued by foreign companies meeting the criteria specified in (3) above. The money market securities in which the Fund invests may have variable or float-ing rates of interest ("variable rate obligations") as permitted by Rule 2a-7. Variable rate obligations have interest rates which are adjusted either at predesignated periodic intervals or whenever there is a change in the market rate to which the interest rate of the variable rate obligation is tied. Some variable rate obligations allow the holder to demand payment of principal and accrued interest at any time, or at specified intervals. The Fund follows
Rule 2a-7 with respect to the diversification, quality, and maturity of vari-able rate obligations.

 To the extent the Fund purchases money market instruments issued by foreign entities, consideration will be given due to the domestic marketability of such instruments, and possible interruptions of, or restrictions on, the flow of international currency transactions.

 The Fund may purchase restricted securities that are determined by the Ad-viser to be liquid in accordance with procedures adopted by the Trustees of the Fund, including securities eligible for resale under Rule 144A under the Securities Act of 1933 (the "Securities Act") and commercial paper issued in reliance upon the exemption from registration in Section 4(2) of the Securi-ties Act. Restricted securities are securities subject to contractual or legal restrictions on resale, such as those arising from an issuer's reliance upon certain exemptions from registration under the Securities Act.

 The Fund may also invest up to 10% of the value of its net assets in securi-ties as to which a liquid trading market does not exist, provided such invest-ments are consistent with the Fund's investment objectives. Such securities may include securities that are not readily marketable, such as certain secu-rities that are subject to legal or contractual restrictions on resale (other than those restricted securities determined to be liquid as described above) and repurchase agreements not terminable within seven days. As to illiquid se-curities, the Fund is subject to a risk that should the Fund desire to sell them when a ready buyer is not available at a price the Fund deems representa-tive of their value, the value of the Fund's net assets could be adversely af-fected.

 The Fund may invest in asset-backed securities that meet its existing diver-sification, quality and maturity criteria. Asset-backed securities are securi-ties issued by special purpose entities whose primary assets consist of a pool of loans or accounts receivable. The securities may be in the form of a bene-ficial interest in a special purpose trust, limited partnership interest, or commercial paper or other debt securities issued by a special purpose corpora-tion. Although the securities may have some form of credit or liquidity en-hancement, payments on the securities depend predominately upon collection of the loans and receivables held by the issuer. It is the Fund's current inten-tion to limit its investment in such securities to not more than 5% of its net assets.

OTHER FUNDAMENTAL INVESTMENT POLICIES

 To maintain portfolio diversification and reduce investment risk, the Fund may not: (1) invest more than 25% of its assets in the securities of issuers conducting their principal business activities in any one industry although there is no such limitation with respect to U.S. Government securities or cer-tificates of deposit, bankers' acceptances and interest bearing savings depos-its; (2) invest more than 5% of its assets in securities of any one issuer (except the U.S. Government) although with respect to 25% of its total assets it may invest without regard to such limitation; (3) invest more than 5% of its assets in the securities of any issuer (except the U.S. Government) having less than three years of continuous operation or purchase more than 10% of any class of the outstanding securities of any issuer (except the U.S. Govern-ment); (4) borrow money except from banks on a temporary basis or via entering into reverse repurchase agreements in aggregate amounts not exceeding 15% of its assets and to facilitate the orderly maturation and sale of portfolio securities during any periods of abnormally heavy redemption requests; (5) mortgage, pledge or hypothecate its assets except to secure such borrowings; or (6) enter into repurchase agreements, if as a result thereof, more than 10% of the Fund's assets would be subject to repurchase agreements not terminable within seven days.

 As a matter of operating policy, the Fund may invest no more than 5% of its total assets in the securities of any one issuer (as determined pursuant to Rule 2a-7), except that the Fund may invest up to 25% of its total assets in the first tier securities (as defined in Rule 2a-7) of a single issuer for a period of up to three business days. Fundamental policy number (2) would give the Fund the ability to invest, with respect to 25% of its assets, more than 5% of its assets in any one issuer only in the event Rule 2a-7 is amended in the future.

ALLIANCE GOVERNMENT RESERVES

 The securities in which the Fund invests are: (1) marketable obligations of, or guaranteed by, the United States Government, its agencies or instrumentali-ties (collectively, the "U.S. Government"), including issues of the United States Treasury, such as bills, certificates of indebtedness, notes and bonds, and issues of agencies and instrumentalities established under the authority of an act of Congress; and (2) repurchase agreements that are collateralized fully as that term is defined in Rule 2a-7 ("Rule 2a-7") under the 1940 Act. These agreements are entered into with "primary dealers" (as designated by the Fed-eral Reserve Bank of New York) in U.S. Government securities or State Street Bank and Trust Company, the Fund's Custodian, and would create a loss to the Fund if, in the event of a dealer default, the proceeds from the sale of the collateral were less than the repurchase price. The Fund may commit up to 15% of its net assets to the purchase of when-issued U.S. Government securities, whose value may fluctuate prior to their settlement, thereby creating an unrealized gain or loss to the Fund. The money market securities in which the Fund may invest may have variable or floating rates of interest ("variable rate obligations") as permitted by Rule 2a-7. Variable rate obligations have interest rates which are adjusted either at predesignated periodic intervals or whenever there is a change in the market rate to which the interest rate of the variable rate obligation is tied. Some variable rate obligations allow the holder to demand payment of principal and accrued interest at any time, or at specified intervals. The Fund follows Rule 2a-7 with respect to the diversifi-cation, quality and maturity of variable rate obligations.

 The Fund will comply with Rule 2a-7, including the diversification, quality and maturity limitations imposed by the Rule. A more detailed description of Rule 2a-7 is set forth in the Fund's Statement of Additional Information under "Investment Objectives and Policies." To the extent that the Fund's limita-tions are more permissive than Rule 2a-7, the Fund will comply with the more restrictive provisions of the Rule.

OTHER FUNDAMENTAL INVESTMENT POLICIES

 To maintain portfolio diversification and reduce investment risk, the Fund may not: (1) borrow money except from banks on a temporary basis or via enter-ing into reverse repurchase agreements in aggregate amounts not exceeding 10% of its assets and to be used exclusively to facilitate the orderly maturation and sale of portfolio securities during any periods of abnormally heavy re-demption requests, if they should occur; such borrowings may not be used to purchase investments and the Fund will not purchase any investment while any such borrowings exist; (2) pledge, hypothecate or in any manner transfer, as security for indebtedness, its assets except to secure such borrowings; or (3) enter into repurchase agreements if, as a result thereof, more than 10% of its assets would be subject to repurchase agreements not terminable within seven days.

ALLIANCE TREASURY RESERVES

 The securities in which the Fund invests are: (1) issues of the U. S. Trea-sury, such as bills, certificates of indebtedness, notes and bonds; and (2) repurchase agreements that are collateralized fully as that term is defined in Rule 2a-7 ("Rule 2a-7") under the 1940 Act. These agreements are entered into with "primary dealers" (as designated by the Federal Reserve Bank of New York) in U.S. Government securities or State Street Bank and Trust Company, the Fund's Custodian. For each repurchase agreement, the Fund requires continual maintenance of the market value of the underlying collateral in amounts equal to, or in excess of, the agreement amount. In the event of a dealer default, the Fund might suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. The Fund may commit up to 15% of its net assets to the purchase of when-issued U.S. Treasury securities. Delivery and payment for when-issued securities takes place after the transac-tion date. The payment amount and the interest rate that will be received on the securities are fixed on the transaction date. The value of such securities may fluctuate prior to their settlement, thereby creating an unrealized gain or loss to the Fund. The money market securities in which the Fund may invest may have variable or floating rates of interest ("variable rate obligations") as permitted by Rule 2a-7. Variable rate obligations have interest rates which are adjusted either at predesignated periodic intervals or whenever there is a change in the market rate to which the interest rate of the variable rate ob-ligation is tied. Some variable rate obligations allow the holder to demand payment of principal and accrued interest at any time, or at specified inter-vals. The Fund follows Rule 2a-7 with respect to the diversification, quality and maturity of variable rate obligations.

 The Fund will comply with Rule 2a-7, including the diversification, quality and maturity limitations imposed by the Rule. A more detailed description of Rule 2a-7 is set forth in the Fund's Statement of Additional Information under "Investment Objectives and Policies." To the extent that the Fund's limitations are more permissive than Rule 2a-7, the Fund will comply with the more restrictive provisions of the Rule.

OTHER FUNDAMENTAL INVESTMENT POLICIES

 To maintain portfolio diversification and reduce investment risk, the Fund may not: (1) borrow money except from banks on a temporary basis or via enter-ing into reverse repurchase agreements in aggregate amounts not exceeding 10% of its assets and to be used exclusively to facilitate the orderly maturation and sale of portfolio securities during any periods of abnormally heavy re-demption requests, if they should occur; such borrowings may not be used to purchase investments and the Fund will not purchase any investment while any such borrowings exist; (2) pledge, hypothecate or in any manner transfer, as security for indebtedness, its assets except to secure such borrowings; or (3) enter into repurchase agreements, if as a result thereof, more than 10% of its assets would be subject to repurchase agreements not terminable within seven days.

ALLIANCE MUNICIPAL TRUST

 The investment objectives of each Portfolio are safety of principal, liquid-ity and, to the extent consistent with these objectives, maximum current in-come that is exempt from income taxation to the extent described below. Except when a Portfolio assumes a temporary defensive position, at least 80% of each Portfolio's total assets will be invested in such securities (as opposed to the taxable investments described below). Normally, substantially all of each Portfolio's income will be tax-exempt as described below (e.g., for 1997, 100% of the income of each Portfolio was exempt from Federal income taxes). The Fund may in the future establish additional portfolios which may have differ-ent investment objectives.

 The General Portfolio seeks maximum current income that is exempt from Fed-eral income taxes by investing principally in a diversified portfolio of high quality municipal securities. Such income may be subject to state or local in-come taxes.

 The New York Portfolio seeks maximum current income that is exempt from Fed-eral, New York state and New York City personal income taxes by investing, as a matter of fundamental policy, not less than 65% of its total assets in a portfolio of high quality municipal securities issued by New York state or its political subdivisions.

 The California Portfolio seeks maximum current income that is exempt from Federal and California state personal income taxes by investing, as a matter of fundamental policy, not less than 65% of its total assets in a portfolio of high quality municipal securities issued by the State of California or its po-litical subdivisions.

 The Connecticut Portfolio seeks maximum current income that is exempt from Federal and Connecticut state personal income taxes by investing, as a matter of fundamental policy, not less than 65% of its total assets in a portfolio of high quality municipal securities issued by the State of Connecticut or its political subdivisions.

 The New Jersey Portfolio seeks maximum current income that is exempt from Federal and New Jersey state personal income taxes by investing, as a matter of fundamental policy, not less than 65% of its total assets in a portfolio of high quality municipal securities issued by the State of New Jersey or its po-litical subdivisions. The New Jersey Portfolio will invest not less than 80% of its net assets in securities the interest on which is exempt from New Jer-sey personal income taxes [i.e. New Jersey municipal securities and obliga-tions of the U.S. Government, its agencies and instrumentalities ("U.S. Gov-ernment Securities")]. In addition, during periods when Alliance Capital Management L.P. (the "Adviser") believes that New Jersey municipal securities that meet the New Jersey Portfolio's standards are not available, it may in-vest a portion of its assets in securities whose interest payments are only Federally tax-exempt.

 The Virginia Portfolio seeks maximum current income that is exempt from Fed-eral and Virginia state personal income taxes by investing, as a matter of fundamental policy, not less than 65% of its total assets in a portfolio of high quality municipal securities issued by the Commonwealth of Virginia or its political subdivisions.

 The Florida Portfolio seeks maximum current income that is exempt from Fed-eral income tax and State of Florida intangible tax by investing not less than 65% of its total assets in a portfolio of high-quality municipal securities issued by Florida or its political subdivisions.

 The Massachusetts Portfolio seeks maximum current income that is exempt from Federal and Massachusetts state personal income taxes by investing at least 65% of its total assets in high quality municipal securities issued by the Commonwealth of Massachusetts or its political subdivisions. The Massachusetts Portfolio may invest in restricted securities that are determined by the Ad-viser to be liquid in accordance with procedures adopted by the Trustees, in-cluding securities eligible for resale under Rule 144A under the Securities Act of 1933 (the "Securities Act"). Restricted securities are securities sub-ject to contractual or legal restrictions on resale, such as those arising from an issuer's reliance upon certain exemptions from registration under the Securities Act.

 Each Portfolio of the Fund may invest without limitation in tax-exempt munic-ipal securities subject to the alternative minimum tax (the "AMT").

 Under current Federal income tax law, (1) interest on tax-exempt municipal securities issued after August 7, 1986 which are "specified private activity bonds," and the proportionate share of any exempt-interest dividends paid by a regulated investment company which receives interest from such specified pri-vate activity bonds, will be treated as an item of tax preference for purposes of the AMT imposed on individuals and corporations, though for regular Federal income tax purposes such interest will remain fully tax-exempt, and (2) inter-est on all tax-exempt obligations will be included in "adjusted current earn-ings" of corporations for AMT purposes. Such bonds have provided, and may con-tinue to provide, somewhat higher yields than other comparable municipal securities. See below, "Daily Dividends, Other Distributions, Taxes."

 There can be no assurance that the Portfolios will achieve their investment objectives. Potential investors in the New York, California, Connecticut, New Jersey, Virginia, Florida and Massachusetts Portfolios should consider the greater risk of the concentration of such Portfolios versus the safety that comes with less concentrated investments and should compare yields available on portfolios of the relevant state's issues with those of more diversified portfolios, including other states' issues, before making an investment deci-sion. The Adviser believes that by maintaining each Portfolio's investments in liquid, short-term, high quality investments, each Portfolio is largely insu-lated from the credit risks that exist on long-term municipal securities of the relevant state. See the Statement of Additional Information for a more de-tailed discussion of the financial condition of New York, California, Connect-icut, New Jersey, Virginia, Florida and Massachusetts.

MUNICIPAL SECURITIES

 The municipal securities in which each Portfolio invests include municipal notes and short-term municipal bonds. Municipal notes are generally used to provide for short-term capital needs and generally have maturities of one year or less. Examples include tax anticipation and revenue anticipation notes, which are generally issued in anticipation of various seasonal revenues, bond anticipation notes, and tax-exempt commercial paper. Short-term municipal bonds may include general obligation bonds, which are secured by the issuer's pledge of its faith, credit and taxing power for payment of principal and in-terest, and revenue bonds, which are generally paid from the revenues of a particular facility or a specific excise or other source.

 A Portfolio may invest in variable rate obligations whose interest rates are adjusted either at predesignated periodic intervals or whenever there is a change in the market rate to which the security's interest rate is tied. Such adjustments minimize changes in the market value of the obligation and, ac-cordingly, enhance the ability of the Portfolio to maintain a stable net asset value. Variable rate securities purchased may include participation interests in industrial development bonds backed by letters of credit of Federal Deposit Insurance Corporation member banks having total assets of more than $1 bil-lion. Each Portfolio will comply with Rule 2a-7 with respect to its invest-ments in variable rate obligations supported by letters of credit.

 All of the Fund's municipal securities at the time of purchase are rated within the two highest quality ratings of Moody's Investors Service, Inc. (Aaa and Aa, MIG 1 and MIG 2, or VMIG 1 and VMIG 2) or Standard & Poor's Corporation (AAA and AA or SP-1 and SP-2), or judged by the Adviser to be of comparable quality. Securities must also meet credit standards applied by the Adviser.

 To further enhance the quality and liquidity of the securities in which the Portfolios invest, such securities frequently are supported by credit and li-quidity enhancements, such as letters of credit, from third party financial institutions. The Adviser continuously monitors the credit quality of such third parties; however, changes in the credit quality of such a financial in-stitution could cause a Portfolio's investments backed by that institution to lose value and affect a Portfolio's share price.

 A Portfolio also may invest in stand-by commitments, which may involve cer-tain expenses and risks, but such commitments are not expected to comprise more than 5% of any Portfolio's net assets. A Portfolio may commit up to 15% of its net assets to the purchase of when-issued securities. The Fund's custo-dian will maintain, in a separate account of the respective Portfolio, liquid assets having value equal to, or greater than, such when-issued securities. The price of when-issued securities, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for such securities takes place at a later time. Normally the set-tlement date occurs from within ten days to one month after the purchase of the issue. The value of when-issued securities may fluctuate prior to their settlement, thereby creating an unrealized gain or loss to a Portfolio.

TAXABLE INVESTMENTS

 The taxable investments in which the Fund may invest include obligations of the U.S. Government and its agencies, high quality certificates of deposit and bankers' acceptances, prime commercial paper, and repurchase agreements.

OTHER INVESTMENT POLICIES

 No Portfolio of the Fund will invest more than 10% of its net assets in il-liquid securities (including illiquid restricted securities with respect to the Massachusetts Portfolio). As to these securities, a Portfolio is subject to a risk that should the Portfolio desire to sell them when a ready buyer is not available at a price the Portfolio deems representative of their value, the value of the Portfolio's net assets could be adversely affected. Illiquid securities may include securities that are not readily marketable and, with respect to the Massachusetts Portfolio, securities subject to legal or con-tractual restrictions on resale. With respect to the Massachusetts Portfolio, which may invest in restricted securities, restricted securities determined by the Adviser to be liquid will not be treated as "illiquid" for purposes of the restriction on illiquid securities.

 The following investment policies are fundamental policies with respect to each applicable Portfolio except the Massachusetts Portfolio which has adopted the applicable restrictions as non-fundamental policies. To reduce investment risk, the General Portfolio may not invest more than 25% of its total assets in municipal securities whose issuers are located in the same state, and no Portfolio may invest more than 25% of its total assets in municipal securities the interest upon which is paid from revenues of similar-type projects; a Portfolio may not invest more than 5% of its total assets in the securities of any one issuer except the U.S. Government, although (i) with respect to 25% of its total assets the General Portfolio may invest up to 10% per issuer, and
(ii) the New York, California, Connecticut, New Jersey, Virginia, Florida and Massachusetts Portfolios may invest 50% of their respective total assets in as few as four issuers (but no more than 25% of total assets in any one issuer); and a Portfolio may not purchase more than 10% of any class of the voting se-curities of any one issuer except those of the U.S. Government.

 As a matter of operating policy, the General Portfolio may invest no more than 5% of its assets in the securities of any one issuer (as determined pur-suant to Rule 2a-7), except that the Portfolio may invest up to 25% of its as-sets in the first tier securities (as defined in Rule 2a-7 and described in the Statement of Additional Information) of a single issuer for a period of up to three business days. Each remaining Portfolio may, with respect to 75% of its assets, invest no more than 5% of its assets in the securities of any one issuer; the remaining 25% of each such Portfolio's assets may be invested in securities of one or more issuers provided that they are first tier securi-ties. Fundamental policy number (i) with respect to the General Portfolio and number (ii) with respect to all other Portfolios would give the Portfolios the investment latitude described therein only in the event Rule 2a-7 is further amended in the future.

                       PURCHASE AND REDEMPTION OF SHARES

 For more information on the purchase and redemption of each Fund's shares, see such Fund's Statement of Additional Information.

PURCHASE OF SHARES

 A. BY SWEEP

 Your brokerage account will be coded to sweep cash balances into shares of the Fund you have selected. There is a $500 minimum initial investment for all Funds. There is no minimum initial investment for the Gruntal & Co., L.L.C. ("Gruntal") Custodial Individual Retirement Accounts. Free credit balances arising in your brokerage account from check deposits, dividend payments, in-terest payments and other credits will be invested in the selected Fund on the business day after posting. Free credit balances arising from the sale of se-curities will be invested into the selected Fund on the business day following settlement. Gruntal will, however, hold back and not invest in the Fund suffi-cient monies to pay for security purchases which have not yet settled.

 B. BY CHECK THROUGH GRUNTAL & CO., L.L.C.

 Mail your check payable to Gruntal & Co., L.L.C. to: Gruntal & Co., L.L.C., 14 Wall Street, New York, New York 10005 who will deposit it into your broker-age account. Please indicate your Gruntal account number on the check. Check deposits will be eligible for investment in the Fund selected on the business day following posting to your brokerage account.

REDEMPTIONS

 A. BY CHECKWRITING

 Available from Gruntal is a checkbook from which you may write checks made payable to any payee in any amount of $100 or more. The maximum amount that a check may be written for will depend upon a combination of your Fund shares, other available cash in your brokerage account, and the available margin loan value of securities in your brokerage account if your brokerage account is es-tablished as a margin account. In order to establish checkwriting you must complete a signature card which you can obtain from your Account Executive. The checkwriting service enables you to receive the daily dividends declared on the Fund shares to be redeemed until the day that your check is presented for payment.

 B. BY SWEEP

 A sufficient number of shares will be redeemed automatically on settlement date to pay for all securities transactions. A sufficient number of shares will also be redeemed to satisfy any withdrawals of debits posted to the bro-kerage account.

                            ADDITIONAL INFORMATION

 SHARE PRICE. Shares are sold and redeemed on a continuous basis without sales or redemption charges at their net asset value which is expected to be con-stant at $1.00 per share, although this price is not guaranteed. The net asset value of each Fund's shares is determined each business day at 12:00 Noon and 4:00 p.m. (Eastern time). The net asset value per share of a Fund is calcu-lated by taking the sum of the value of that Fund's investments (amortized cost value is used for this purpose) and any cash or other assets, subtracting liabilities, and dividing by the total number of shares outstanding. All expenses, including the fees payable to the Adviser, are accrued daily.

 TIMING OF INVESTMENTS AND REDEMPTIONS. The Funds have two transaction times each business day, 12:00 Noon and 4:00 p.m. (Eastern time). New investments represented by Federal funds or bank wire monies received by State Street Bank at any time during a day prior to 4:00 p.m. are entitled to the full dividend to be paid to shareholders for that day. Shares do not earn dividends on the day a redemption is effected regardless of whether the redemption order is re-ceived before or after 12:00 Noon. However, if you wish to have Federal funds wired the same day as your telephone redemption request, make sure that your request will be received by the Fund prior to 12:00 Noon.

 During drastic economic or market developments, you might have difficulty in reaching Alliance Fund Services, Inc. by telephone in which event you should issue written instructions to Alliance Fund Services, Inc. at the address shown in this prospectus. Alliance Fund Services, Inc. is not responsible for the authenticity of telephone requests to purchase or sell shares. Alliance Fund Services, Inc. will employ reasonable procedures to verify that telephone requests are genuine and could be liable for losses arising from unauthorized transactions if it failed to do so. Dealers or agents may charge a commission for handling telephone requests. The telephone service may be suspended or terminated at anytime without notice.

 Redemption proceeds are normally wired or mailed either the same or the next business day, but in no event later than seven days, unless redemptions have been suspended or postponed due to the determination of an "emergency" by the Securities and Exchange Commission or to certain other unusual conditions.

 DAILY DIVIDENDS, OTHER DISTRIBUTIONS, TAXES. All net income of each Fund is determined each business day at 4:00 p.m. (Eastern time) and is paid immedi-ately thereafter pro rata to shareholders of that Fund of record via automatic investment in additional full and fractional shares of that Fund in each shareholder's account. As such additional shares are entitled to dividends on following days, a compounding growth of income occurs.

 Net income consists of all accrued interest income on Fund assets less the Fund's expenses applicable to that dividend period. Realized gains and losses are reflected in its net asset value and are not included in net income.

 Distributions to you out of tax-exempt interest income earned by each Portfo-lio of Alliance Municipal Trust are not subject to Federal income tax (other than the AMT), but, in the case of the General Portfolio, may be subject to state or local income taxes. Any exempt interest dividends derived from inter-est on municipal securities subject to the AMT will be a specific preference item for purposes of the Federal individual and corporate AMT. Distributions to residents of New York out of income earned by the New York Portfolio from New York municipal securities are exempt from New York state and New York City personal income taxes. Distributions to residents of California out of income earned by the California Portfolio from California municipal securities are exempt from California personal income taxes. Distributions to individuals who are residents of Connecticut out of income earned by the Connecticut Portfolio from Connecticut municipal securities are exempt from Connecticut personal in-come taxes. Distributions to residents of New Jersey out of income earned by the New Jersey Portfolio from New Jersey municipal securities or U.S. Govern-ment Securities are exempt from New Jersey state personal income taxes. Dis-tributions from the New Jersey Portfolio are, however, subject to the New Jer-sey Corporation Business (Franchise) Tax and the New Jersey Corporation Income Tax payable by corporate shareholders. Distributions to residents of Virginia out of income earned by the Virginia Portfolio from Virginia municipal securi-ties or obligations of the United States or any authority, commission or in-strumentality of the United States are exempt from Virginia individual, es-tate, trust, or corporate income tax. Dividends paid by the Florida Portfolio to individual Florida shareholders will not be subject to Florida income tax, which is imposed only on corporations. However, Florida currently imposes an "intangible tax" at the rate of $2.00 per $1,000 taxable value of certain se-curities, such as shares of the Portfolio, and other intangible assets owned by Florida residents. U.S. Government securities and Florida municipal securi-ties are exempt from this intangible tax. It is anticipated that the Florida Portfolio shares will qualify for exemption from the Florida intan-gible tax. In order to so qualify, the Florida Portfolio must, among other things, have its entire portfolio invested in U.S. Government securities and Florida municipal securities on December 31 of any year. Exempt-interest divi-dends paid by the Florida Portfolio to corporate shareholders will be subject to Florida corporate income tax. Distributions to residents of Massachusetts out of interest earned by the Massachusetts Portfolio from Massachusetts mu-nicipal securities are exempt from Massachusetts state personal income taxes. Distributions out of taxable interest income, other investment income, and short-term capital gains are taxable to you as ordinary income and distribu-tions of long-term capital gains, if any, are taxable as long-term capital gains irrespective of the length of time you may have held your shares. Dis-tributions of short- and long-term capital gains, if any, are normally made near year-end. Each year shortly after December 31, the Fund will send you tax information stating the amount and type of all its distributions for the year just ended.

 THE ADVISER. Each Fund retains Alliance Capital Management L.P., 1345 Avenue of the Americas, New York, NY 10105, under separate Advisory Agreements to provide investment advice and, in general, to supervise its management and in-vestment program, subject to the general control of the Trustees of each Fund. For the fiscal year ended June 30, 1998, ACR, AGR, ATR, AMT-General, AMT-NY, AMT-CA, AMT-CT, AMT-NJ, AMT-VA, AMT-FL and AMT-MA, each paid the Adviser an advisory fee (net of reimbursement for AGR, ATR, AMT-NY, AMT-CT, AMT-NJ, AMT-VA, AMT-FL and AMT-MA) at an annual rate of .46, .46, .49, .50, .47, .50, .41,
 .41, .44, .40 and .08 of 1%, respectively, of the average daily value of the respective Portfolio's net assets.

 The Adviser is a leading international investment manager supervising client accounts with assets as of June 30, 1998 of more than $262 billion (of which more than $107 billion represented the assets of investment companies). The Adviser's clients are primarily major corporate employee benefit funds, public employee retirement systems, investment companies, foundations and endowment funds. The 58 registered investment companies managed by the Adviser compris-ing 123 separate investment portfolios currently have more than 3.5 million shareholders. As of June 30, 1998, the Adviser was retained as an investment manager for employee benefit plan assets for 32 of the FORTUNE 100 companies.

 Alliance Capital Management Corporation, the sole general partner of, and the owner of a 1% general partnership interest in, the Adviser, is an indirect wholly owned subsidiary of The Equitable Life Assurance Society of the United States, one of the largest life insurance companies in the United States, which is a wholly-owned subsidiary of The Equitable Companies Incorporated, a holding company controlled by AXA, a French insurance holding company. Certain information concerning the ownership and control of Equitable by AXA is set forth in each Fund's Statement of Additional Information under "Management of the Fund."

 Under a Distribution Services Agreement (the "Agreement"), each Fund pays the Adviser at a maximum annual rate of .25 of 1% of the Fund's aggregate average daily net assets. For the period ended June 30, 1998, the ACR, AGR, ATR, AMT-General, AMT-NY, AMT-CA, AMT-CT, AMT-NJ, AMT-VA, AMT-FL and AMT-MA each paid the Adviser a distribution services fee at an annual rate of .25, .25, .20,
 .25, .21, .24, .21, .21, .21, .22 and .14 of 1%, respectively, of the average daily value of the net assets of each Portfolio. Substantially all such monies (together with significant amounts from the Adviser's own resources) are paid by the Adviser to broker-dealers and other financial intermediaries for their distribution assistance and to banks and other depository institutions for ad-ministrative and accounting services provided to the Funds, with any remaining amounts being used to partially defray other expenses incurred by the Adviser in distributing the Fund's shares. The Funds believe that the administrative services provided by depository institutions are permissible activities under present banking laws and regulations and will take appropriate actions (which should not adversely affect the Fund or its shareholders) in the future to maintain such legal conformity should any changes in, or interpretations of, such laws or regulations occur.

 The Adviser will reimburse each Fund to the extent that aggregate operating expenses of that Fund (including the Adviser's fee and expenses incurred under the Agreement) exceed 1% of its average daily net assets for any fiscal year.

 CUSTODIAN, TRANSFER AGENT AND DISTRIBUTOR. State Street Bank and Trust Compa-ny, P.O. Box 1912, Boston, MA 02105, is the Fund's Custodian. Alliance Fund Services, Inc., P.O. Box 1520, Secaucus NJ 07096-1520, and Alliance Fund Dis-tributors, Inc., 1345 Avenue of the Americas, New York, NY 10105, are the Fund's Transfer Agent and Distributor, respectively. The transfer agent charges a fee for its services.

 YEAR 2000. Many computer systems and applications in use today process trans-actions using two digit date fields for the year of the transaction, rather than the full four digits. If these systems are not modified or replaced, transactions occurring after 1999 could be processed as year "1900," which could result in processing inaccuracies and computer system failures. This is commonly known as the Year 2000 problem. Should any of the computer systems employed by the Fund's major service providers fail to process Year 2000 in-formation properly, that could have a significant negative impact on the Funds' operations and the services that are provided to the Funds' sharehold-ers.

 With respect to the Year 2000, the Funds have been advised that the Adviser, Distributor and Transfer Agent (collectively, "Alliance") began to address the Year 2000 issue several years ago in connection with the replacement or up-grading of certain computer systems and applications. During 1997, Alliance began a formal Year 2000 initiative, which established a structured and coor-dinated process to deal with the Year 2000 issue. Alliance reports that it has completed its assessment of the Year 2000 issues on its domestic and interna-tional computer systems and applications. Currently, management of Alliance expects that the required modifications for the majority of its significant systems and applications that will be in use on January 1, 2000, will be com-pleted and tested by the end of 1998. Full integration testing of these sys-tems and testing of interfaces with third-party suppliers will continue through 1999. At this time, management of Alliance believes that the costs as-sociated with resolving this issue will not have a material adverse effect on its operations or on its ability to provide the level of services it currently provides to the Funds.

 The Funds and Alliance have been advised by the Funds' Custodian that it is also in the process of reviewing its systems with the same goals. As of the date of this prospectus, the Funds and Alliance have no reason to believe that the Custodian will be unable to achieve these goals.

 FUND ORGANIZATION. AGR and ATR are series of Alliance Government Reserves which is a diversified open-end management investment company registered under the 1940 Act. The Fund was reorganized as a Massachusetts business trust in April 1984, having previously been a Maryland corporation since formation in December 1978. ACR and Alliance Money Reserves (not offered by this prospec-tus) are series of Alliance Capital Reserves, a diversified open-end manage-ment investment company registered under the 1940 Act. The Fund was reorga-nized as a Massachusetts business trust in October 1984, having previously been a Maryland corporation since its formation in April 1978. AMT-General is a diversified and AMT-NY, AMT-CA, AMT-CT, AMT-NJ, AMT-VA, AMT-FL and AMT-MA are non-diversified series of Alliance Municipal Trust, which is also an open-end management investment company registered under the 1940 Act. The Fund was reorganized as a Massachusetts business trust in April 1985, having previously been a Maryland Corporation since its formation in January 1983. Each Fund's activities are supervised by its Trustees. Normally, shares of each series of Alliance Municipal Trust, Alliance Government Reserves and Alliance Capital Reserves are entitled to one vote per share, and vote as a single series, on matters that affect each series in substantially the same manner. Massachu-setts law does not require annual meetings of shareholders and it is antici-pated that shareholder meetings will be held only when required by Federal law. Shareholders have available certain procedures for the removal of Trust-ees.

 REPORTS. You receive semi-annual and annual reports for your Fund as well as a monthly summary of your account.

 Since this prospectus sets forth information about all the Funds, it is theo-retically possible that a Fund might be liable for any materially inaccurate or incomplete disclosure in this prospectus concerning another Fund. Based on the advice of counsel, however, the Funds believe that the potential liability of each Fund with respect to the disclosure in this prospectus extends only to the disclosure relating to that Fund.

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